Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Dividend Rate, Percentage		6.00%
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000	250,000,000
Common Stock, Shares, Outstanding	36,913	4,412	863,902
6% Convertible Exchangeable Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	6.00%
Preferred Stock, Shares Outstanding	135,273	335,273
Preferred Stock, Shares Issued	335,273
Preferred Stock, Liquidation Preference, Value	$ 1,697,676	$ 4,006,512	$ 1,717,967
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding	264	264	264
Preferred Stock, Shares Issued	264		264
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding	0	119,000
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001
Preferred Stock, Shares Outstanding	0
Series D Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001
Preferred Stock, Shares Outstanding	0		354,738
Preferred Stock, Shares Issued			354,738
Series E Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001
Preferred Stock, Shares Outstanding	0		1,000,000
Preferred Stock, Shares Issued			1,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001